American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value Fund
May 31, 2025

Avantis U.S. Large Cap Value Fund - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 0.4%
ATI, Inc.(1)	6,273	499,582
BWX Technologies, Inc.	5,590	702,104
Huntington Ingalls Industries, Inc.	1,510	336,820
		1,538,506
Air Freight and Logistics — 1.2%
Expeditors International of Washington, Inc.	6,771	763,295
FedEx Corp.	5,846	1,275,013
United Parcel Service, Inc., Class B	28,152	2,745,946
		4,784,254
Automobile Components — 0.3%
Aptiv PLC(1)	1,323	88,390
Autoliv, Inc.	3,802	390,922
BorgWarner, Inc.	16,548	547,573
Lear Corp.	2,267	204,982
		1,231,867
Automobiles — 1.6%
Ford Motor Co.	277,811	2,883,678
General Motors Co.	74,898	3,715,690
Thor Industries, Inc.	1,695	137,617
		6,736,985
Banks — 5.6%
BOK Financial Corp.	760	71,759
Citizens Financial Group, Inc.	4,936	199,168
Commerce Bancshares, Inc.	3,574	225,198
Cullen/Frost Bankers, Inc.	2,044	259,547
East West Bancorp, Inc.	11,076	1,010,131
Fifth Third Bancorp	24,707	943,560
First Citizens BancShares, Inc., Class A	503	929,987
Huntington Bancshares, Inc.	35,034	547,581
JPMorgan Chase & Co.	40,159	10,601,976
Popular, Inc.	2,850	295,061
Regions Financial Corp.	23,928	513,016
U.S. Bancorp	20,508	893,944
Webster Financial Corp.	3,215	165,508
Wells Fargo & Co.	68,972	5,157,726
Western Alliance Bancorp	4,932	357,126
Wintrust Financial Corp.	1,858	221,864
Zions Bancorp NA	12,381	586,364
		22,979,516
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	5,860	671,849
Molson Coors Beverage Co., Class B	15,970	855,832
National Beverage Corp.	1,234	55,814
		1,583,495
Biotechnology — 2.0%
Exelixis, Inc.(1)	26,716	1,149,857
Gilead Sciences, Inc.	60,137	6,619,881
United Therapeutics Corp.(1)	1,246	397,287
		8,167,025

Broadline Retail — 3.4%
Amazon.com, Inc.(1)	52,632	10,790,086
Dillard's, Inc., Class A(2)	377	149,299
eBay, Inc.	35,310	2,583,633
Macy's, Inc.	18,401	218,788
		13,741,806
Building Products — 1.1%
A.O. Smith Corp.	4,285	275,568
Advanced Drainage Systems, Inc.	5,025	552,549
Armstrong World Industries, Inc.	4,407	685,861
Builders FirstSource, Inc.(1)	4,514	486,068
Lennox International, Inc.	2,011	1,135,109
Owens Corning	5,518	739,136
Trex Co., Inc.(1)	5,334	298,011
UFP Industries, Inc.	3,084	300,875
		4,473,177
Capital Markets — 2.4%
Ameriprise Financial, Inc.	6,876	3,501,534
Goldman Sachs Group, Inc.	1,024	614,861
LPL Financial Holdings, Inc.	2,903	1,123,925
Northern Trust Corp.	17,331	1,849,911
Raymond James Financial, Inc.	12,838	1,886,929
T. Rowe Price Group, Inc.	8,274	774,364
		9,751,524
Chemicals — 1.3%
Cabot Corp.	4,495	335,732
CF Industries Holdings, Inc.	18,898	1,714,238
Dow, Inc.	20,931	580,626
Eastman Chemical Co.	3,085	241,771
LyondellBasell Industries NV, Class A	12,915	729,568
Mosaic Co.	13,912	502,780
NewMarket Corp.	617	397,385
Olin Corp.	8,314	161,375
RPM International, Inc.	5,336	607,450
Westlake Corp.	1,150	81,684
		5,352,609
Communications Equipment — 0.0%
Ubiquiti, Inc.	315	124,516
Construction and Engineering — 0.9%
Comfort Systems USA, Inc.	1,957	935,896
EMCOR Group, Inc.	3,077	1,451,913
Everus Construction Group, Inc.(1)	2,646	153,230
Sterling Infrastructure, Inc.(1)	2,952	555,005
Valmont Industries, Inc.	1,615	513,635
		3,609,679
Construction Materials — 0.3%
Eagle Materials, Inc.	3,665	741,100
Knife River Corp.(1)	6,804	640,256
		1,381,356
Consumer Finance — 1.4%
Ally Financial, Inc.	19,264	674,240
Capital One Financial Corp.	12,829	2,426,606
OneMain Holdings, Inc.	10,350	536,544
SLM Corp.	21,314	689,934
Synchrony Financial	26,891	1,550,266
		5,877,590

Consumer Staples Distribution & Retail — 6.2%
BJ's Wholesale Club Holdings, Inc.(1)	13,351	1,511,467
Casey's General Stores, Inc.	3,242	1,419,218
Costco Wholesale Corp.	9,000	9,361,620
Dollar General Corp.	26,062	2,534,529
Dollar Tree, Inc.(1)	26,920	2,429,799
Kroger Co.	54,951	3,749,307
Sprouts Farmers Market, Inc.(1)	10,969	1,896,101
Target Corp.	26,069	2,450,747
		25,352,788
Containers and Packaging — 0.4%
Graphic Packaging Holding Co.	34,421	764,834
Packaging Corp. of America	4,651	898,434
Sonoco Products Co.	2,163	98,503
		1,761,771
Distributors — 0.1%
Pool Corp.	1,479	444,573
Diversified Telecommunication Services — 3.8%
AT&T, Inc.	301,961	8,394,516
Frontier Communications Parent, Inc.(1)	19,319	699,927
Verizon Communications, Inc.	144,108	6,334,988
		15,429,431
Electrical Equipment — 0.3%
Acuity, Inc.	1,287	334,479
NEXTracker, Inc., Class A(1)	15,380	871,892
		1,206,371
Electronic Equipment, Instruments and Components — 1.1%
Arrow Electronics, Inc.(1)	3,811	451,146
Flex Ltd.(1)	38,332	1,621,444
Insight Enterprises, Inc.(1)	2,128	277,470
Jabil, Inc.	10,479	1,760,577
TD SYNNEX Corp.	2,353	285,513
		4,396,150
Energy Equipment and Services — 1.2%
Baker Hughes Co.	56,088	2,078,060
ChampionX Corp.	13,069	314,571
Halliburton Co.	24,149	473,079
NOV, Inc.	2,970	35,640
Patterson-UTI Energy, Inc.	11,028	60,875
Schlumberger NV	6,466	213,701
TechnipFMC PLC	42,059	1,310,138
Weatherford International PLC	5,643	246,035
		4,732,099
Financial Services — 0.8%
Corebridge Financial, Inc.	33,830	1,103,196
Equitable Holdings, Inc.	15,209	804,100
Essent Group Ltd.	3,406	197,548
Jackson Financial, Inc., Class A	7,374	604,005
MGIC Investment Corp.	18,747	495,858
		3,204,707
Food Products — 1.0%
Bunge Global SA	6,287	491,329
Flowers Foods, Inc.	1,385	23,406
Hershey Co.	10,211	1,640,806
Ingredion, Inc.	7,806	1,085,971

Lamb Weston Holdings, Inc.	14,104	786,721
Pilgrim's Pride Corp.	5,214	256,320
		4,284,553
Gas Utilities — 0.1%
MDU Resources Group, Inc.	15,425	265,156
Ground Transportation — 3.8%
CSX Corp.	99,904	3,155,968
JB Hunt Transport Services, Inc.	4,080	566,508
Landstar System, Inc.	2,223	305,040
Norfolk Southern Corp.	11,848	2,927,878
Old Dominion Freight Line, Inc.	11,471	1,837,310
Ryder System, Inc.	4,110	604,704
Saia, Inc.(1)	1,637	432,839
Schneider National, Inc., Class B	2,178	50,464
U-Haul Holding Co.(1)	313	20,032
U-Haul Holding Co.	3,106	177,166
Union Pacific Corp.	24,634	5,460,373
		15,538,282
Health Care Equipment and Supplies — 1.1%
Dexcom, Inc.(1)	21,804	1,870,783
Edwards Lifesciences Corp.(1)	22,598	1,767,616
Globus Medical, Inc., Class A(1)	6,998	414,142
IDEXX Laboratories, Inc.(1)	26	13,347
Lantheus Holdings, Inc.(1)	5,759	435,150
		4,501,038
Health Care Providers and Services — 0.8%
Centene Corp.(1)	38,000	2,144,720
Ensign Group, Inc.	1,502	221,184
Universal Health Services, Inc., Class B	4,239	806,894
		3,172,798
Hotels, Restaurants and Leisure — 3.1%
Boyd Gaming Corp.	8,219	616,178
Carnival Corp.(1)	42,521	987,338
Chipotle Mexican Grill, Inc.(1)	61,180	3,063,894
Darden Restaurants, Inc.	2,943	630,420
Las Vegas Sands Corp.	24,839	1,022,373
Norwegian Cruise Line Holdings Ltd.(1)	54,073	954,389
Royal Caribbean Cruises Ltd.	15,661	4,024,407
Texas Roadhouse, Inc.	6,979	1,362,371
		12,661,370
Household Durables — 1.0%
DR Horton, Inc.	4,301	507,776
Installed Building Products, Inc.	1,425	227,259
Mohawk Industries, Inc.(1)	2,796	281,305
NVR, Inc.(1)	134	953,535
PulteGroup, Inc.	10,657	1,044,706
Toll Brothers, Inc.	8,317	867,047
		3,881,628
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	47,038	474,614
Talen Energy Corp.(1)	6,297	1,536,153
		2,010,767
Insurance — 8.6%
Allstate Corp.	12,973	2,722,644
American Financial Group, Inc.	5,125	635,398

American International Group, Inc.	25,810	2,184,558
Arch Capital Group Ltd.	12,225	1,161,864
Assurant, Inc.	2,736	555,353
Axis Capital Holdings Ltd.	7,286	756,287
Everest Group Ltd.	1,264	438,848
Fidelity National Financial, Inc.	20,642	1,130,562
Globe Life, Inc.	7,367	897,816
Hanover Insurance Group, Inc.	2,418	425,520
Hartford Insurance Group, Inc.	17,430	2,263,111
Markel Group, Inc.(1)	1,024	1,988,301
MetLife, Inc.	29,078	2,284,949
Old Republic International Corp.	6,151	232,508
Primerica, Inc.	3,035	821,271
Principal Financial Group, Inc.	8,081	629,429
Progressive Corp.	24,024	6,845,158
Prudential Financial, Inc.	13,396	1,391,711
Reinsurance Group of America, Inc.	2,267	460,858
RenaissanceRe Holdings Ltd.	3,873	966,004
Travelers Cos., Inc.	15,279	4,212,420
Unum Group	14,692	1,200,483
W.R. Berkley Corp.	10,462	781,407
		34,986,460
Interactive Media and Services — 4.9%
Alphabet, Inc., Class A	29,531	5,071,654
Alphabet, Inc., Class C	24,099	4,165,512
Meta Platforms, Inc., Class A	16,868	10,921,861
		20,159,027
IT Services — 0.3%
DXC Technology Co.(1)	10,265	156,028
Kyndryl Holdings, Inc.(1)	32,135	1,254,550
		1,410,578
Leisure Products — 0.2%
Mattel, Inc.(1)	35,047	663,790
Machinery — 4.4%
AGCO Corp.	7,114	697,030
Caterpillar, Inc.	17,982	6,258,275
Deere & Co.	12,113	6,132,327
Donaldson Co., Inc.	7,857	546,454
Lincoln Electric Holdings, Inc.	2,905	562,379
Mueller Industries, Inc.	9,231	718,818
PACCAR, Inc.	21,309	1,999,850
Snap-on, Inc.	2,898	929,534
Toro Co.	4,061	307,743
		18,152,410
Media — 1.4%
Comcast Corp., Class A	146,146	5,052,267
Fox Corp., Class A	8,217	451,442
Fox Corp., Class B	4,049	203,584
		5,707,293
Metals and Mining — 0.8%
Commercial Metals Co.	8,266	385,113
Freeport-McMoRan, Inc.	3,989	153,497
Nucor Corp.	10,213	1,116,894
Reliance, Inc.	1,492	436,887
Steel Dynamics, Inc.	8,610	1,059,633
		3,152,024

Oil, Gas and Consumable Fuels — 11.4%
Antero Midstream Corp.	40,729	764,891
APA Corp.	23,459	399,038
Cheniere Energy, Inc.	18,320	4,341,657
Chord Energy Corp.	3,203	288,270
Civitas Resources, Inc.	6,913	189,209
ConocoPhillips	36,916	3,150,781
Coterra Energy, Inc.	61,855	1,503,695
Devon Energy Corp.	49,416	1,495,328
Diamondback Energy, Inc.	6,711	902,965
EOG Resources, Inc.	35,486	3,852,715
Expand Energy Corp.	6,518	756,935
Exxon Mobil Corp.	80,265	8,211,109
Hess Corp.	19,978	2,640,892
Hess Midstream LP, Class A	10,799	399,563
HF Sinclair Corp.	705	25,472
Magnolia Oil & Gas Corp., Class A	11,204	240,886
Marathon Petroleum Corp.	11,184	1,797,716
Matador Resources Co.	12,970	557,840
Murphy Oil Corp.	9,577	200,447
Occidental Petroleum Corp.	47,215	1,925,428
Ovintiv, Inc.	26,320	942,782
Permian Resources Corp.	66,156	834,227
Range Resources Corp.	23,337	887,739
SM Energy Co.	6,800	159,256
Targa Resources Corp.	15,126	2,388,849
Texas Pacific Land Corp.	488	543,647
Valero Energy Corp.	16,495	2,127,360
Williams Cos., Inc.	81,899	4,955,708
		46,484,405
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	7,886	710,292
Passenger Airlines — 1.4%
Alaska Air Group, Inc.(1)	17,360	884,145
Delta Air Lines, Inc.	51,761	2,504,715
United Airlines Holdings, Inc.(1)	31,758	2,523,014
		5,911,874
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., Class A	20,396	1,365,308
Pharmaceuticals — 2.7%
Elanco Animal Health, Inc.(1)	2,735	36,758
Jazz Pharmaceuticals PLC(1)	6,275	678,139
Merck & Co., Inc.	66,488	5,108,938
Viatris, Inc.	109,186	959,745
Zoetis, Inc.	24,752	4,173,930
		10,957,510
Professional Services — 0.7%
Paychex, Inc.	4,221	666,538
Paycom Software, Inc.	6,623	1,715,953
Robert Half, Inc.	6,142	281,242
		2,663,733
Semiconductors and Semiconductor Equipment — 1.6%
Amkor Technology, Inc.	9,491	171,028
Applied Materials, Inc.	10,933	1,713,747
Lam Research Corp.	34,780	2,809,876

Micron Technology, Inc.	5,513	520,758
QUALCOMM, Inc.	6,739	978,503
Skyworks Solutions, Inc.	5,929	409,279
		6,603,191
Software — 0.7%
Fortinet, Inc.(1)	18,705	1,903,795
MARA Holdings, Inc.(1)(2)	16,602	234,420
Pegasystems, Inc.	4,212	413,408
Qualys, Inc.(1)	1,860	257,703
		2,809,326
Specialty Retail — 4.6%
Abercrombie & Fitch Co., Class A(1)	4,263	334,603
Academy Sports & Outdoors, Inc.	4,257	174,154
Best Buy Co., Inc.	8,340	552,775
Burlington Stores, Inc.(1)	3,648	832,729
CarMax, Inc.(1)	6,974	449,544
Dick's Sporting Goods, Inc.	2,589	464,311
Five Below, Inc.(1)	364	42,431
Floor & Decor Holdings, Inc., Class A(1)	3,155	226,182
Gap, Inc.	29,563	659,551
Murphy USA, Inc.	2,031	866,811
Ross Stores, Inc.	16,653	2,332,919
TJX Cos., Inc.	45,728	5,802,883
Tractor Supply Co.	39,376	1,905,798
Ulta Beauty, Inc.(1)	4,569	2,154,101
Williams-Sonoma, Inc.	12,442	2,012,618
		18,811,410
Technology Hardware, Storage and Peripherals — 2.4%
Apple, Inc.	47,999	9,640,599
Textiles, Apparel and Luxury Goods — 2.5%
Crocs, Inc.(1)	4,081	416,262
Deckers Outdoor Corp.(1)	10,990	1,159,665
Levi Strauss & Co., Class A	4,959	86,039
Lululemon Athletica, Inc.(1)	8,096	2,563,760
NIKE, Inc., Class B	50,561	3,063,491
Ralph Lauren Corp.	3,351	927,590
Skechers USA, Inc., Class A(1)	3,832	237,737
Tapestry, Inc.	15,449	1,213,519
VF Corp.	51,104	636,756
		10,304,819
Trading Companies and Distributors — 1.5%
Air Lease Corp.	5,865	337,883
Boise Cascade Co.	2,993	260,032
Fastenal Co.	16,424	678,968
FTAI Aviation Ltd.	10,782	1,263,111
Herc Holdings, Inc.	4,105	509,020
MSC Industrial Direct Co., Inc., Class A	2,570	208,684
WESCO International, Inc.	4,337	728,139
WW Grainger, Inc.	2,081	2,263,212
		6,249,049
Wireless Telecommunication Services — 1.1%
T-Mobile U.S., Inc.	18,279	4,427,174
TOTAL COMMON STOCKS (Cost $374,630,024)		405,347,659

SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,301,205	2,301,205
State Street Navigator Securities Lending Government Money Market Portfolio(3)	393,037	393,037
TOTAL SHORT-TERM INVESTMENTS (Cost $2,694,242)		2,694,242
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $377,324,266)		408,041,901
OTHER ASSETS AND LIABILITIES — 0.0%		2,014
TOTAL NET ASSETS — 100.0%		$408,043,915

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	June 2025	$1,183,200	$79,559
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $383,720. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $393,037.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.